Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Mynaric AG
Entity Central Index Key	0001850453
Entity File Number	001-41045
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Dornierstraße 19
Entity Address, City or Town	Gilching
Entity Address, Country	DE
Entity Incorporation, State or Country Code	2M
Entity Address, Postal Zip Code	82205
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Entity Common Stock, Shares Outstanding	5,668,391
Entity Shell Company	false
Auditor Name	KPMG AG Wirtschaftsprüfungsgesellschaft
Auditor Firm ID	1021
Auditor Location	Munich, Germany
Amendment Description	Mynaric AG (the “Company”) is filing this Amendment No. 1 (the “Amendment No. 1”) to amend its annual report on Form 20-F for the fiscal year ended December 31, 2022 as filed with the Securities and Exchange Commission on May 1, 2023 (the “Original Filing”), to address a comment from the staff of the SEC (the “Staff”) in relation to the report of the independent registered public accounting firm in the Original Filing. In the Original Filing, the report of the independent registered public accounting firm (the “Auditor Report”) inadvertently omitted the name and conformed signature of the independent auditor, KPMG AG Wirtschaftsprüfungsgesellschaft, although a signed copy of the Auditor Report had been provided by KPMG AG Wirtschaftsprüfungsgesellschaft. This Amendment No. 1 is being filed solely to address the Staff’s comment as set out above and in keeping with the requirements of Rule 2-02 of Regulation S-X promulgated by the Securities and Exchange Commission and to provide the correct Auditor Report. This Amendment No. 1 speaks as of the date of the Original Filing, or May 1, 2023. Except as required to reflect the amendment in response to the Staff’s comments, this Amendment No. 1 does not amend, update or restate any of the information previously included in the Original Filing, nor does this Amendment No. 1 reflect any event that has occurred after the date of the Original Filing. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and the Company’s other filings with the SEC subsequent to May 1, 2023. The exhibits to this Amendment No. 1 include updated certificates in Exhibits 12.1, 12.2, 13.1, 13.2 (new certifications by the Company’s current chief executive officer and chief financial officer as required by Rule 12b- 15 under the Securities Exchange Act of 1934, as amended) and Exhibit 15.1 (consent of independent registered public accounting firm).
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
ADR
Document Information [Line Items]
Title of 12(b) Security	American Depository Shares
Trading Symbol	MYNA
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Contact Personnel Name	Stefan Berndt-von Bülow
Entity Address, Address Line One	Dornierstraße 19
Entity Address, City or Town	Gilching
Entity Address, Country	DE
Entity Address, Postal Zip Code	82205
City Area Code	+49
Local Phone Number	(0) 8105 79990
Contact Personnel Email Address	stefan.berndtvonbuelow@mynaric.com